Property, plant and equipment -price assumptions used for impairment calculations (Details) $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2016 $ / bbl $ / MMBTU
Price Assumptions Used For Impairment Calculations [Line Items]
Description of changes in methods and assumptions used in preparing sensitivity analysis	This illustrative impairment sensitivity assumes no changes to input factors other than prices; however, a price reduction of 20% is likely to result in changes in business plans as well as other factors used when estimating an asset’s recoverable amount.
Estimated impairment loss due to decline in commodity prices | $	$ 11
Percentage of estimated decline in commodity prices	20.00%
Brent Blend [Member] | 2018 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	60	62
Brent Blend [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	67	75
Brent Blend [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	77	78
Brent Blend [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	80	80
NBP Natural Gas Price [Member] | 2018 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	6.6	6
NBP Natural Gas Price [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	6.5	6
NBP Natural Gas Price [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	8	8
NBP Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	8	8
Henry Hub Natural Gas Price [Member] | 2018 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	2.9	3.6
Henry Hub Natural Gas Price [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	3.5	4
Henry Hub Natural Gas Price [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4	4
Henry Hub Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4	4